10. OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	$ 9	$ 1	$ 2
Geological and geophysical expenses
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	4	0	1
Decrease in unproductive wells
DisclosureOfExplorationExpensesLineItems [Line Items]
Exploration expenses	$ 5	$ 1	$ 1